Condensed Parent Company Statements of Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Net sales	kr 64,047		kr 113,781		kr 229,347
Cost of goods sold	(2,385)		(2,999)
Gross profit	61,662		110,781		229,347
Research and development expenses	(96,290)	kr (75,020)	(209,633)	kr (165,097)	(357,485)
Marketing and selling expenses	(113,272)	(58,368)	(207,169)	(77,794)	(179,603)
Administrative expenses	(58,907)	(26,004)	(107,438)	(65,357)	(210,630)
Other operating expenses	(3,374)	(390)	(5,853)	(2,315)	(6,344)
Operating loss	(209,844)	(159,398)	(418,210)	(310,179)	(524,456)
Profit/(loss) from financial items
Net financial income/(expenses)	17,754	(5,814)	14,686	8,793	11,083
Loss before income tax	(192,090)	(165,212)	(403,525)	(301,386)	(513,373)
Income tax	(339)	1,054	4,048	4,356	3,836
Loss for the period	(192,429)	(164,157)	(399,477)	(297,030)	(509,537)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net sales	420		32,191		229,347
Cost of goods sold	(2,385)		(2,999)
Gross profit	(1,965)		29,192		229,347
Research and development expenses	(88,708)	(59,223)	(192,389)	(131,373)	(275,950)
Marketing and selling expenses	(38,401)	(52,553)	(62,808)	(68,572)	(151,125)
Administrative expenses	(49,997)	(27,276)	(94,342)	(65,810)	(226,349)
Other operating income	28,917	14,673	68,812	14,673	70,234
Other operating expenses	(1,995)	784	(3,149)	(453)	(1,874)
Operating loss	(152,149)	(123,595)	(254,683)	(251,535)	(355,718)
Profit/(loss) from financial items
Net financial income/(expenses)	9,236	(5,820)	5,841	9,306	1,312
Loss before income tax	(142,913)	(129,415)	(248,842)	(242,229)	(354,405)
Loss for the period	kr (142,913)	kr (129,415)	kr (248,842)	kr (242,229)	kr (354,405)